Trade and other payables - Break-down (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	€ 15,170	€ 14,231
Down payments and advances from joint ventures in exploration & production activities	767	717
Payables for purchase of non-current assets	1,939	2,335
Payables due to partners in exploration & production activities	1,377	1,215
Other payables	2,839	2,156
Trade and other current payables	€ 22,092	€ 20,654